Income Taxes and Duties - Additional Information (Detail) $ in Thousands, $ in Thousands				12 Months Ended
	Jan. 01, 2020	Jan. 01, 2019	Jan. 01, 2018	Dec. 31, 2019 MXN ($) $ / l	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2019 USD ($) km²	Dec. 31, 2019 MXN ($) km²
Disclosure of Income Taxes and Duties [Line items]
Percentage DUC tax rate				65.00%
Tax benefit from exploration and extraction activities | $				$ 8,677,891	$ 11,110,177	$ 7,769,915
Payments made for extraction duty | $				61,371,269
Payments made for exploration duty | $				1,049,713
Payments made for exploration and extraction duty | $				$ 4,421,537
Percentage of general VAT tax rate				16.00%
Percentage VAT tax rate for certain activities with incentives				0.00%
Percentage income tax rate				30.00%
Percent Of General VAT Credit				50.00%
Deferred tax accumulated effect of actuarial gains and losses					122,784,730		$ 7,225,540	$ 136,166,747
Deferred tax effect of actuarial gains and losses | $				$ 10,613,057	8,953,404
DUC [member]
Disclosure of Income Taxes and Duties [Line items]
Profit sharing duty | $				(343,242,476)	(443,294,170)	$ (372,902,629)
Tax benefit from exploration and extraction activities | $				$ 17,110,177
Accumulated effect of actuarial gains and losses [member]
Disclosure of Income Taxes and Duties [Line items]
Deferred tax accumulated effect of actuarial gains and losses | $					8,734,628			$ 19,347,685
Tax regime applicable to assignments [member]
Disclosure of Income Taxes and Duties [Line items]
Tax payable for non-producing areas | km²							1,355.82	1,355.82
Tax payable for non-producing areas over 60 months | km²							3,242.17	3,242.17
Tax payable for exploration phase | km²							1,768.45	1,768.45
Tax payable for extraction phase | km²							7,073.83	7,073.83
Tax regime applicable to contracts [member]
Disclosure of Income Taxes and Duties [Line items]
Tax payable for non-producing areas | km²							1,355.82	1,355.82
Tax payable for non-producing areas over 60 months | km²							3,242.17	3,242.17
Tax payable for exploration phase | km²							1,768.45	1,768.45
Tax payable for extraction phase | km²							7,073.83	7,073.83
IEPS Tax on the Sale of Automotive Fuels [member] | Magna Gasoline [member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax)				4.81
IEPS Tax on the Sale of Automotive Fuels [member] | Premium Gasoline [member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax)				4.06
IEPS Tax on the Sale of Automotive Fuels [member] | Diesel [member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax)				5.28
IEPS Tax in Favor of States, Municipalities and Territories [member] | Magna Gasoline [member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax)				42.43
IEPS Tax in Favor of States, Municipalities and Territories [member] | Premium Gasoline [member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax)				51.77
IEPS Tax in Favor of States, Municipalities and Territories [member] | Diesel [member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax)				35.21
IEPS Tax on Fossil Fuels [member] | Diesel [member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax)				15.46
IEPS Tax on Fossil Fuels [member] | Propane [member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax)				7.26
IEPS Tax on Fossil Fuels [member] | Butane [member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax)				9.40
IEPS Tax on Fossil Fuels [member] | Jet and Other Fuel [member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax)				12.74
IEPS Tax on Fossil Fuels [member] | Turbosine and Other Kerosene [member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax)				15.22
IEPS Tax on Fossil Fuels [member] | Fuel Oil [member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax)				16.50
IEPS Tax on Fossil Fuels [member] | Petroleum Coke [member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax)				19.15
Exploration [member]
Disclosure of Income Taxes and Duties [Line items]
Profit sharing duty | $				$ 343,242,476	443,294,170
Profit sharing duty monthly installment | $				347,515,447	443,785,240
Favorable balance of Profit sharing duty | $				$ 4,272,971	$ 491,070
Exploration [member] | Changes in tax rates or tax laws enacted or announced [member]
Disclosure of Income Taxes and Duties [Line items]
Applicable tax rate of profit-sharing duty		65.00%	66.25%
Percentage DUC tax rate	58.00%